SHORT-TERM BANK LOANS	12 Months Ended
Dec. 31, 2022
SHORT-TERM BANK LOANS
SHORT-TERM BANK LOANS

8     SHORT-TERM BANK LOANS

On August 7, 2021, the Company signed a credit extension contract with the China Merchants Bank. The carrying value of office buildings pledged for the borrowing was RMB95,044, which was classified as asset held for sale as of December 31, 2022. As of December 31, 2021, the Company has drawn RMB30,000, which will mature during the period from August 2022 to November 2022 and the annual interest rate is 5.3%.

On March 9, 2022, the Company signed a credit extension contract with the Bank of Beijing with a limit of RMB3,000. On October 12, 2022, the Company signed a credit extension contract with the China Merchants Bank with a limit of RMB30,000. On December 8, 2022, the Company signed another credit extension contract with the China Merchants Bank with a limit of RMB20,000. As of December 31, 2022, the Company has drawn RMB52,000, which will mature in 12 months from the drawdown date. The applicable interest rate for the loan is 4.0% to 4.9% per annum.

Interest expenses of the loans were RMB5,047, RMB322 and RMB1,508 for the years ended December 31, 2020, 2021 and 2022, respectively.